Note 22 - Changes in Equity (Details Textual) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Adjustments for share-based payments		R$ 387,600	R$ 208,700	R$ 205,700
Investment reserve limit percentage of net income			60.00%
Statutory reserve limit percentage of net income			5.00%
Statutory reserve limit of capital stock			20.00%
Statutory reserve supplementation cutoff percentage related to capital stock			30.00%
Other comprehensive income, net of tax, gains (losses) on revaluation		R$ 340,000	R$ (258,000)	R$ (106,300)
Ambev Private Pension Institute of the defined benefits plan [member]
Statement Line Items [Line Items]
Other comprehensive income, net of tax, gains (losses) on revaluation	R$ 56,940,000		R$ 0
Top of range [member] | Country of domicile [member]
Statement Line Items [Line Items]
Minimum mandatory dividend		40.00%	40.00%	40.00%